TCW FUNDS, INC.

TCW Global Real Estate Fund (the “Fund”)

(Class I: TGREX; Class N: TGRYX)

Supplement dated June 11, 2024 to the Prospectus and the Summary Prospectus

each dated March 1, 2024, as supplemented

For current and prospective investors in the Fund:

Effective at the close of business on June 14, 2024, Ted Tawinganone will no longer serve as a portfolio manager for the Fund.

Therefore, effective at the close of business on June 14, 2024, all references to Ted Tawinganone are hereby removed from the Prospectus and Summary Prospectus.

Please retain this Supplement for future reference.